Capitalized Software - Estimated Amortization for Capitalized Software (Details) - Capitalized Software	Dec. 31, 2022 USD ($)
Estimated amortization for capitalized software
2023	$ 2,461,011
2024	1,542,008
2025	496,744
2026	88,943
Net Carrying Amount	$ 4,588,706